SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASE (Details) $ in Thousands	Oct. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 1,318
2022	1,369
2023	1,395
2024	1,419
2025	1,444
Thereafter	120
Total	$ 7,065